Equity Incentive Plans StockBased Compensation Exercise of Options and Warrants Outstanding (Details Narrative)							1 Months Ended		12 Months Ended
	May 09, 2019 USD ($) shares	Nov. 12, 2018 USD ($)	Oct. 12, 2018 USD ($) shares	Oct. 09, 2018 USD ($) shares	Oct. 05, 2018 USD ($) shares	Sep. 06, 2017 shares	May 10, 2019 USD ($)	Mar. 30, 2015 shares	Jun. 30, 2019 USD ($) integer $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jan. 29, 2019 $ / shares shares	Jun. 30, 2017 shares	May 07, 2012 $ / shares
Share based compensation | $									$ 1,076,000	$ 1,886,000
Restricted stock awards | $									$ 611,000
Treasury stock outstanding									228,128	0
Total cumulative cost | $									$ 90,830	$ 0
Unrecognized compensation cost related to unvested restricted stock-based compensation | $									$ 400,000
Compensation cost not yet recognized, period for recognition									1 year 7 days
Expected share based compensation expenses | $									$ 300,000
Stock options to purchase shares, value | $									22,000
Shares award expense | $									$ 11,000	$ 6,000
Options vested or expected to vest									50,000
Preferred stock, shares outstanding (in shares)									0	0
Stock option expenses | $									$ 4,000	$ 2,000
Proceeds from warrant exercises | $									2,731,000
Proceeds from issuance of shares | $									$ 1,116,000
Preferred stock shares issued									0	0
Beginning balance, Shares
Series B Preferred Stock [Member]
Proceeds from warrant exercises | $		$ 245,625	$ 300,000	$ 500,000	$ 2,730,000
Stock issued during period, shares			750	1,250	2,780
Series B [Member]
Proceeds from warrant exercises | $					$ 2,700,000
Stock issued during period, shares
Common Class A [Member]
Common stock shares issued									202,631,923	163,103,927
Beginning balance, Shares									187,575,318	163,103,927
Common Class B [Member]
Common stock shares issued									909,090	0
Mr. Ehrlich [Member] | Common Class B [Member]
Common stock shares issued									909,090	0	909,090
Exercise price | $ / shares											$ 0.11
Ehrlich Promissory Note C [Member]
Exercise price | $ / shares													$ 0.51
Securities Purchase Agreement [Member] | Series B [Member]
Purchase of warrants										7,720
Additional Three year [Member]
Options vested or expected to vest									50,000
Stock option expenses | $									$ 0	$ 8,000
Granted									50,000
Stock options granted value | $									$ 8,000
Issuance Agreement [Member]
Preferred stock shares issued	100
Employees [Member]
Stock option Granted									19,260,424
Warrant [Member]
Exercised
Series 1-2 warrants [Member] | Series B [Member]
Rights and preferences of preferred stock description					Series 3 warrant, which entitles the holder thereof to purchase 1.50 shares of preferred stock at $982.50 per share, or 3,000 shares of preferred stock in the aggregate for approximately $2.9 million in aggregate exercise price, for a period of up to 24 months following issuance
Exercised									2,780
Series 4 warrant [Member] | Securities Purchase Agreement [Member] | Series B [Member]
Rights and preferences of preferred stock description	The Series 4 warrant entitles the holder thereof to purchase 2,500 shares of preferred stock at $982.50 per share for approximately $2.5 million in aggregate exercise price, for a period of up to nine months following issuance. In addition, the Company extended the termination date for the Series 1 warrants by six months, and agreed to issue one additional share of preferred stock to the Series B investors for each five shares issued upon the exercise of the existing warrants or Series 4 warrants through November 9, 2019, up to a maximum of 400 shares of preferred stock.
Proceeds from issuance of shares | $	$ 2,000,000
Additional shares of preferred stock	2,500
Preferred stock shares issued	100
Series 3 warrant [Member] | Securities Purchase Agreement [Member] | Series B [Member]
Rights and preferences of preferred stock description					Series 3 warrant, which entitles the holder thereof to purchase 1.50 shares of preferred stock at $982.50 per share, or 3,000 shares of preferred stock in the aggregate for approximately $2.9 million in aggregate exercise price, for a period of up to 24 months following issuance
Series 2 warrant [Member] | Securities Purchase Agreement [Member] | Series B [Member]
Rights and preferences of preferred stock description					Series 2 warrant, which entitles the holder thereof to purchase 1.25 shares of preferred stock at $982.50 per share, or 2,500 shares of preferred stock in the aggregate for approximately $2.5 million in aggregate exercise price, for a period of up to 15 months following issuance
Series 1 warrant [Member] | Securities Purchase Agreement [Member] | Series B [Member]
Rights and preferences of preferred stock description					Series 1 warrant, which entitles the holder thereof to purchase 1.25 shares of preferred stock at $982.50 per share, or 2,500 shares of preferred stock in the aggregate for approximately $2.5 million in aggregate exercise price, for a period of up to nine months following issuance
Common Stock Warrants [Member]
Granted										8,000,000
Expired
Exercised
Stock options [Member]
Share based compensation | $									$ 465,000	$ 677,000
Granted									1,195,826	1,175,826
Expired									(19,260,424)	(187,500)
Warrants exercisable period									2 years 4 days
Series B preferred stock warrants [Member]
Granted									10,500
Expired
Series 1-3 warrants [Member] | Series B [Member]
Purchase of warrants									7,720	8,000,000
Preferred stock shares reserved for future issuance									7,720
On May 29, 2018 [Member]
Stock option vested or to be vested, description									the Company issued (1) 55,000 stock options to purchase shares of the Company’s common stock which was vested immediately; (2) 50,000 stock shares, (3) additional 3-year 50,000 stock options, and (4) Bonus 3-year 50,000 stock options to a consultant for services rendered, exercisable for 3 years at $0.43 per share of common stock.
Stock options reserved for future issuance									55,000
June 1, 2018 [Member
Options vested or expected to vest									12,500
Number of installments | integer									4
June 1, 2018 [Member | Additional Three year [Member]
Options vested or expected to vest									12,500
December 1, 2018 [Member]
Options vested or expected to vest									12,500
December 1, 2018 [Member] | Additional Three year [Member]
Options vested or expected to vest									12,500
June 1, 2019 [Member]
Options vested or expected to vest									12,500
June 1, 2019 [Member] | Additional Three year [Member]
Options vested or expected to vest									12,500
December 1, 2019 [Member]
Options vested or expected to vest									12,500
December 1, 2019 [Member] | Additional Three year [Member]
Options vested or expected to vest									12,500
On June 28, 2018 [Member] | Warrant [Member]
Purchase of warrants									8,000,000	8,000,000
Rights and preferences of preferred stock description					Each share of preferred stock has an initial stated value of $1,080 and may be converted at any time at the holder’s option into shares of the Company’s common stock at a conversion price equal of the lower of (i) $0.32 per share and (ii) 85% of the lowest volume weighted average price of the Company’s common stock on a trading day during the ten trading days prior to and ending on, and including, the conversion date.
Proceeds from issuance of shares | $					$ 2,000,000
Exercise price									0.38	0.38
Warrants exercisable period									5 years	5 years
Beginning balance, Shares					2,000
[On September 1, 2018 [Member]]
Share based compensation | $									$ 269,000
Stock option expenses | $									93,000
Proceeds from issuance of shares | $									1,116,000
Stock awards | $									$ 176,000
On June 30, 2016 [Member] | 2016 Equity Incentive Plan [Member]
Stock option vested or to be vested, description									Up to 20,000,000 shares of the Company’s Class A common stock may be issued under the 2016 Plan (subject to adjustment as described in the 2016 Plan); provided that (1) no Outside Director (as defined in the 2016 Plan) may be granted awards covering more than 250,000 shares of common stock in any year and (2) no participant shall be granted, during any one year period, options to purchase common stock and stock appreciation rights with respect to more than 4,000,000 shares of common stock in the aggregate or any other awards with respect to more than 2,500,000 shares of common stock in the aggregate.
Aspire Capital Fund LLC [Member] | 30 Million Common Stock Purchase Agreement [Member] | Common Class A [Member]
Stock issued during period, shares						300,000		160,000
Aspire Capital Fund LLC [Member] | On June 28, 2018 [Member] | [Securities Purchase Agreement [Member]] | Common Class A [Member]
Rights and preferences of preferred stock description					Series 2 warrant, which entitles the holder thereof to purchase 1.25 shares of preferred stock at $982.50 per share, or 2,500 shares of preferred stock in the aggregate for approximately $2.5 million in aggregate exercise price, for a period of up to 15 months following issuance
Proceeds from issuance of warrants | $										$ 1,700,000
Common stock shares issuable under agreement										7,000,000
Ms. Jane Harness [Member] | On September 1, 2018 [Member]
Stock option exercise price | $ / shares									$ 0.40
Restricted stock shares issued									38,930
Taxable share based compensation | $									$ 3,690
Common stock shares issued									29,658	163,103,927
Rights and preferences of preferred stock description					Series 1 warrant, which entitles the holder thereof to purchase 1.25 shares of preferred stock at $982.50 per share, or 2,500 shares of preferred stock in the aggregate for approximately $2.5 million in aggregate exercise price, for a period of up to nine months following issuance (later extended to 15 months following issuance)
Closing stock price | $ / shares									$ 0.40
Remaining common stock shares withheld									9,772
Vested shares									38,930
Ms. Jane Harness [Member] | [On September 1, 2018 [Member]]
Share based compensation | $									$ 24,000
Stock option expenses | $									$ 17,000
Stock option vested or to be vested, description									the Company’s common stock, 33 1/3% vesting upon the first anniversary of the grant date, 33 1/3% upon the second anniversary of the grant date and 33 1/3% upon the third anniversary of the grant date, with acceleration in certain circumstances as provided in the award agreement.
Stock options reserved for future issuance									172,987
Stock issued, shares									58,394
Stock issued, value | $									$ 63,000
Vested shares									58,394
Stock awards | $									$ 7,000
Ms. Jane Harness [Member] | On September 1, 2017 [Member] | 2016 Equity Incentive Plan [Member] | Common Class A [Member]
Stock option expenses | $									$ 37,000	$ 31,000
Stock options reserved for future issuance									172,987
Stock issued, shares									58,394
Stock issued, value | $									$ 112,000
Vested shares									58,394
Stock awards | $									$ 14,000	$ 12,000
Dr. Arthur Bertolino [Member] | On September 1, 2018 [Member]
Exercisable period									10 years
Stock option vested or to be vested, description									vesting 50% upon the first anniversary of the grant date and 50% upon the second anniversary of the grant date, with acceleration in certain circumstances as provided in the award agreement.
Stock options reserved for future issuance									617,839
Stock option exercise price | $ / shares									$ 0.40
Stock issued, shares									533,334
Stock issued, value | $									$ 225,000
Restricted stock shares issued									533,334
Taxable share based compensation | $									$ 87,140
Closing stock price									59.00%
Common stock shares issued									314,387
Remaining common stock shares withheld | $									$ 218,946
Vesting percentage									59.00%
Vested shares									533,334
Dr. Arthur Bertolino [Member] | On September 1, 2017 [Member] | 2016 Equity Incentive Plan [Member] | Common Class A [Member]
Share based compensation | $									$ 477,000	$ 477,000
Stock option expenses | $									$ 166,000	166,000
Exercisable period									10 years
Stock options reserved for future issuance									617,839
Stock option exercise price | $ / shares									$ 0.705
Stock issued, shares									1,066,667
Stock issued, value | $									$ 752,000
Vested shares									1,066,667
Stock awards | $									$ 311,000	311,000
Restricted stock
Stock option vested or to be vested, description									(1) 50% upon the first anniversary of the effective date and the remaining 50% upon the second anniversary of the effective date; (2) shares of the Company’s common stock close above $3.00 per share (as may be adjusted for any stock splits or similar actions); (3) the commencement of trading of shares of the Company’s common stock on a national securities exchange;
Ms. Anne Ponugoti [Member] | [On September 1, 2018 [Member]]
Proceeds from warrant exercises | $							$ 540,000
Stock options reserved for future issuance									5,000
Stock option exercise price | $ / shares									$ 0.40
Stock issued, shares									5,000
Stock issued, value | $									$ 2,000
Common stock shares issued									5,000
Vested shares									5,000
Two Consultant [Member] | On February 10, 2018 [Member] | Stock options [Member]
Share based compensation | $									$ 72,000	$ 1,886,000
Stock options reserved for future issuance									50,000
Stock issued, shares									75,000
Vested shares									75,000
Dr. Krishna Menon [Member]
Expired									18,000,000
Consultant 1 [Member]
Stock option vested or to be vested, description									These options were issued with an exercise price of $0.13 per share and vest 33 1/3% on February 1, 2019, 33 1/3% on August 1, 2019, and 33 1/3% on January 31, 2020
Stock options reserved for future issuance									400,000
Stock option exercise price | $ / shares									$ 0.13
Dr. Bertolino [Member] | On September 1, 2019 [Member]
Stock option vested or to be vested, description									These options were issued with an exercise price of $0.13 per share and vest 33 1/3% on February 1, 2019, 33 1/3% on August 1, 2019, and 33 1/3% on January 31, 2020
Stock options reserved for future issuance									400,000
Stock option exercise price | $ / shares									$ 0.132
Consultant [Member] | On February 1, 2018 [Member] | Stock options [Member]
Stock issued, shares									75,000
Vested shares									75,000
Ms. Harness [Member] | On September 1, 2019 [Member]
Share based compensation | $									$ 18,000
Stock options reserved for future issuance									400,000
Stock option exercise price | $ / shares									$ 0.132
Stock options value reserved for future issuance | $									$ 30,000